Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value of Financial Liability Measured on a Non-recurring Basis
The following table presents certain information for our financial liability that is not measured at fair value on a recurring basis at March 31, 2020 and December 31, 2019:

	March 31, 2020		December 31, 2019
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Liabilities:
6.50% Senior Notes due 2024	$900,000	$675,000	$900,000	$812,250

The following table presents certain information for our financial liability that is not measured at fair value on a recurring basis at December 31, 2019 and 2018:

	December 31, 2019		December 31, 2018
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Liabilities:
6.50% Senior Notes due 2024	$900,000	$812,250	$900,000	$834,750